First Quarter Report
May 31, 2023 (Unaudited)
Columbia Small Cap Value Fund II
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Small Cap Value Fund II, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.3%
Issuer	Shares	Value ($)
Communication Services 2.0%
Interactive Media & Services 0.5%
Ziff Davis, Inc.(a)	107,700	6,358,608
Media 1.5%
Integral Ad Science Holding Corp.(a)	345,500	6,533,405
Nexstar Media Group, Inc., Class A	72,300	10,911,516
Total		17,444,921
Total Communication Services		23,803,529
Consumer Discretionary 10.1%
Broadline Retail 0.4%
Macy’s, Inc.	372,700	5,064,993
Hotels, Restaurants & Leisure 3.8%
Brinker International, Inc.(a)	256,700	9,390,086
International Game Technology PLC	690,000	16,925,700
Light & Wonder, Inc.(a)	198,000	11,541,420
Red Rock Resorts, Inc., Class A	167,800	7,650,002
Total		45,507,208
Household Durables 1.9%
KB Home	379,000	16,422,070
Taylor Morrison Home Corp., Class A(a)	137,500	5,834,125
Total		22,256,195
Specialty Retail 3.1%
American Eagle Outfitters, Inc.	339,400	3,451,698
Foot Locker, Inc.	93,000	2,354,760
Group 1 Automotive, Inc.	63,200	14,125,832
Hibbett, Inc.	199,520	7,186,710
Signet Jewelers Ltd.	155,300	9,859,997
Total		36,978,997
Textiles, Apparel & Luxury Goods 0.9%
Crocs, Inc.(a)	89,600	10,060,288
Total Consumer Discretionary		119,867,681
Consumer Staples 3.5%
Consumer Staples Distribution & Retail 1.1%
The Chefs’ Warehouse(a)	418,800	13,028,868
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.8%
Hostess Brands, Inc.(a)	239,200	5,951,296
TreeHouse Foods, Inc.(a)	318,000	15,057,300
Total		21,008,596
Personal Care Products 0.6%
BellRing Brands, Inc.(a)	201,240	7,369,409
Total Consumer Staples		41,406,873
Energy 4.7%
Energy Equipment & Services 1.4%
Helmerich & Payne, Inc.	112,900	3,486,352
Transocean Ltd.(a)	2,334,000	13,350,480
Total		16,836,832
Oil, Gas & Consumable Fuels 3.3%
Civitas Resources, Inc.	245,800	16,419,440
Golar LNG Ltd.(a)	559,200	11,502,744
Murphy Oil Corp.	335,600	11,678,880
Total		39,601,064
Total Energy		56,437,896
Financials 22.4%
Banks 13.4%
Ameris Bancorp	335,200	10,578,912
Atlantic Union Bankshares Corp.	490,000	12,524,400
Axos Financial, Inc.(a)	299,800	11,338,436
Bancorp, Inc. (The)(a)	517,000	15,954,620
Cathay General Bancorp	349,400	10,216,456
Community Bank System, Inc.	203,711	10,071,472
Hancock Whitney Corp.	376,600	13,757,198
Independent Bank Corp.	135,800	5,994,212
New York Community Bancorp, Inc.	1,442,000	14,823,760
Renasant Corp.	390,600	10,202,472
South State Corp.	154,500	9,659,340
Triumph Financial, Inc.(a)	132,600	6,884,592
UMB Financial Corp.	162,900	9,226,656
Western Alliance Bancorp	234,600	7,952,940
WSFS Financial Corp.	299,800	10,025,312
Total		159,210,778
2	Columbia Small Cap Value Fund II | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.9%
Focus Financial Partners, Inc., Class A(a)	216,600	11,282,694
Houlihan Lokey, Inc., Class A	158,900	13,873,559
Stifel Financial Corp.	171,500	9,530,255
Total		34,686,508
Consumer Finance 0.8%
SLM Corp.	612,200	9,342,172
Financial Services 2.3%
MGIC Investment Corp.	895,600	13,541,472
Radian Group, Inc.	543,200	13,873,328
Total		27,414,800
Insurance 1.8%
AMERISAFE, Inc.	182,700	9,328,662
Argo Group International Holdings Ltd.	437,300	12,817,263
Total		22,145,925
Mortgage Real Estate Investment Trusts (REITS) 1.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	304,800	7,171,944
Starwood Property Trust, Inc.	400,700	7,032,285
Total		14,204,229
Total Financials		267,004,412
Health Care 6.2%
Biotechnology 2.4%
89Bio, Inc.(a)	217,400	3,963,202
Agios Pharmaceuticals, Inc.(a)	133,200	3,367,296
Ideaya Biosciences, Inc.(a)	108,400	2,475,856
Immunocore Holdings PLC, ADR(a)	44,800	2,472,064
Insmed, Inc.(a)	153,100	2,913,493
IVERIC bio, Inc.(a)	173,800	6,560,950
Sage Therapeutics, Inc.(a)	136,300	6,746,850
Total		28,499,711
Health Care Equipment & Supplies 2.8%
Haemonetics Corp.(a)	192,900	16,319,340
Merit Medical Systems, Inc.(a)	164,600	13,563,040
Varex Imaging Corp.(a)	196,600	4,333,064
Total		34,215,444
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 1.0%
Amylyx Pharmaceuticals, Inc.(a)	87,000	2,148,030
Prestige Consumer Healthcare, Inc.(a)	168,300	9,631,809
Total		11,779,839
Total Health Care		74,494,994
Industrials 20.4%
Aerospace & Defense 2.2%
Moog, Inc., Class A	161,565	15,705,734
Parsons Corp.(a)	223,500	9,988,215
Total		25,693,949
Building Products 0.4%
JELD-WEN Holding, Inc.(a)	331,600	4,340,644
Commercial Services & Supplies 1.2%
ABM Industries, Inc.	319,900	14,126,784
Construction & Engineering 2.7%
API Group Corp.(a)	784,700	17,734,220
EMCOR Group, Inc.	85,600	14,110,304
Total		31,844,524
Electrical Equipment 0.5%
Bloom Energy Corp., Class A(a)	450,800	6,184,976
Ground Transportation 1.4%
ArcBest Corp.	109,000	9,132,020
Heartland Express, Inc.	504,800	7,874,880
Total		17,006,900
Marine Transportation 0.5%
Star Bulk Carriers Corp.	333,200	5,707,716
Passenger Airlines 0.4%
JetBlue Airways Corp.(a)	781,000	5,334,230
Professional Services 5.1%
Alight, Inc., Class A(a)	1,358,100	11,489,526
ExlService Holdings, Inc.(a)	59,500	8,980,930
ICF International, Inc.	128,500	14,390,715
KBR, Inc.	228,000	13,456,560
Science Applications International Corp.	133,100	12,954,623
Total		61,272,354

Columbia Small Cap Value Fund II | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 6.0%
Beacon Roofing Supply, Inc.(a)	179,700	11,490,018
Core & Main, Inc., Class A(a)	484,700	12,960,878
FTAI Aviation Ltd.	379,900	10,656,195
Herc Holdings Inc	121,200	12,292,104
Triton International Ltd.	151,400	12,511,696
Univar, Inc.(a)	317,100	11,295,102
Total		71,205,993
Total Industrials		242,718,070
Information Technology 7.6%
Communications Equipment 1.0%
Extreme Networks, Inc.(a)	583,100	12,011,860
Electronic Equipment, Instruments & Components 2.1%
Coherent Corp.(a)	150,700	5,569,872
Knowles Corp.(a)	380,300	6,837,794
Vishay Intertechnology, Inc.	487,600	12,570,328
Total		24,977,994
Semiconductors & Semiconductor Equipment 2.9%
Diodes, Inc.(a)	119,100	10,699,944
Maxeon Solar Technologies, Ltd.(a)	210,600	5,852,574
Rambus, Inc.(a)	190,100	12,158,796
Ultra Clean Holdings, Inc.(a)	168,700	5,783,036
Total		34,494,350
Software 1.6%
Cerence, Inc.(a)	338,200	9,645,464
Progress Software Corp.	150,800	9,048,000
Total		18,693,464
Total Information Technology		90,177,668
Materials 7.1%
Chemicals 3.0%
Ashland, Inc.	62,800	5,330,464
Avient Corp.	280,800	10,249,200
Cabot Corp.	197,300	13,511,104
HB Fuller Co.	111,200	6,998,928
Total		36,089,696
Containers & Packaging 1.4%
O-I Glass, Inc.(a)	817,400	16,936,528
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 2.7%
ATI, Inc.(a)	251,100	8,683,038
Materion Corp.	126,900	12,733,146
Ryerson Holding Corp.	295,400	10,040,646
Total		31,456,830
Total Materials		84,483,054
Real Estate 6.7%
Hotel & Resort REITs 0.9%
Apple Hospitality REIT, Inc.	711,300	10,335,189
Industrial REITs 1.8%
First Industrial Realty Trust, Inc.	209,700	10,900,206
STAG Industrial, Inc.	296,200	10,307,760
Total		21,207,966
Retail REITs 3.2%
Kite Realty Group Trust	744,000	14,463,360
NetSTREIT Corp.	328,900	5,739,305
Tanger Factory Outlet Centers, Inc.	860,700	17,532,459
Total		37,735,124
Specialized REITs 0.8%
Rayonier, Inc.	350,900	10,288,388
Total Real Estate		79,566,667
Utilities 5.6%
Electric Utilities 1.4%
Portland General Electric Co.	336,257	16,385,804
Gas Utilities 2.8%
New Jersey Resources Corp.	363,900	17,630,955
ONE Gas, Inc.	201,500	16,309,410
Total		33,940,365
Independent Power and Renewable Electricity Producers 1.4%
Clearway Energy, Inc., Class C	407,800	11,716,094
Sunnova Energy International, Inc.(a)	279,000	4,927,140
Total		16,643,234
Total Utilities		66,969,403
Total Common Stocks (Cost $921,397,858)		1,146,930,247

4	Columbia Small Cap Value Fund II | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, May 31, 2023 (Unaudited)
Exchange-Traded Equity Funds 2.3%
	Shares	Value ($)
Sector 2.3%
SPDR S&P Biotech ETF(a)	332,300	27,886,616
Total Exchange-Traded Equity Funds (Cost $27,808,675)		27,886,616

Money Market Funds 0.9%

Columbia Short-Term Cash Fund, 5.241%(b),(c)	10,111,933	10,106,877
Total Money Market Funds (Cost $10,105,188)		10,106,877
Total Investments in Securities (Cost: $959,311,721)		1,184,923,740
Other Assets & Liabilities, Net		6,527,508
Net Assets		1,191,451,248
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	33,121,956	73,999,605	(97,013,977)	(707)	10,106,877	5,341	237,505	10,111,933
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Small Cap Value Fund II | First Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT230_02_N01_(07/23)